INTANGIBLE ASSETS - Summary of Changes in Intangible Assets (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 563,115
Ending balance	469,883	$ 563,115
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	563,115
Ending balance	469,883	563,115
Software | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,314,798	2,114,558
Additions	104,226	200,240
Ending balance	2,419,024	2,314,798
Software | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(1,751,683)	(1,549,052)
Amortization	(197,458)	(202,631)
Ending balance	$ (1,949,141)	$ (1,751,683)